General information (Details)	12 Months Ended
Dec. 31, 2023 Subsidiaries CrudeCarrier t
Disclosure of subsidiaries [abstract]
Number of subsidiaries	31
Number of wholly owned subsidiaries	27
Number of large crude carriers | CrudeCarrier	24
Total carrying capacity | t	7,479,177
Top of Range [Member]
Disclosure of subsidiaries [abstract]
Weight of tankers | t	320,000
Bottom of Range [Member]
Disclosure of subsidiaries [abstract]
Weight of tankers | t	270,000
Marshall Island [Member]
Disclosure of subsidiaries [abstract]
Number of wholly owned subsidiaries	17
Number of vessel-owning subsidiaries	17
Cayman Islands [Member]
Disclosure of subsidiaries [abstract]
Number of wholly owned subsidiaries	7
Number of vessel-owning subsidiaries	7
Singapore [Member]
Disclosure of subsidiaries [abstract]
Number of wholly owned subsidiaries	2
Ownership interest	53.00%
Percentage of ownership by subsidiary	100.00%
Indirect ownership interest	53.00%
Monegasque [Member]
Disclosure of subsidiaries [abstract]
Ownership interest	99.00%
Norway [Member]
Disclosure of subsidiaries [abstract]
Number of wholly owned subsidiaries	1
India [Member]
Disclosure of subsidiaries [abstract]
Indirect ownership interest	53.00%